FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING DERIVATIVE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 29,514	$ 11,962
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(536)	(1,618)
Net amount	28,978	10,344
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	674	1,618
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(536)	(1,618)
Net amount	$ 138	$ 0